FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - Financial liabilities measured at fair value on a recurring basis	Dec. 31, 2014 USD ($)
FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - Financial liabilities measured at fair value on a recurring basis [Line Items]
Derivative liabilities	$ 2,030
Fair Value, Inputs, Level 1 [Member]
FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - Financial liabilities measured at fair value on a recurring basis [Line Items]
Derivative liabilities
Fair Value, Inputs, Level 2 [Member]
FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - Financial liabilities measured at fair value on a recurring basis [Line Items]
Derivative liabilities
Fair Value, Inputs, Level 3 [Member]
FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - Financial liabilities measured at fair value on a recurring basis [Line Items]
Derivative liabilities	$ 2,030